Fair Value Measurements (Narrative) (Details) (Level 3 [Member]) In Thousands	Mar. 31, 2011 Selling, General and Administrative Expenses [Member] USD ($)	Mar. 31, 2011 Selling, General and Administrative Expenses [Member] JPY (¥)	Mar. 31, 2010 Selling, General and Administrative Expenses [Member] JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Long-lived assets, carrying amount				$ 18,747	¥ 1,556,000	¥ 3,029,000
Long-lived assets, fair value				8,602	714,000	676,000
Impairment charge	$ 10,145	¥ 842,000	¥ 2,353,000